Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 141,902	$ 114,022	$ 94,423
Adjustments to reconcile net income to net cash provided by operating activities:
Share of profits of companies accounted for at equity, net	(505)	(1,535)	(1,787)
Depreciation and amortization	122,184	95,507	86,932
Changes in value of debentures, net	(624)	(42)	(2,067)
Increase (decrease) in employee benefit liabilities	(220)	1,194	114
Loss (gain) from sale of property, plants and equipment	(21)	118	(23)
Stock-based compensation expenses	14,767	7,779	3,874
Changes in value of short-term and long-term loans from banks and others and deposits, net	2,030	5,482	5,621
Changes in deferred taxes, net	(7,997)	(6,348)	(13,157)
Change in liability in respect of business combinations	4,740	(643)	523
Impairment of right-of-use asset	1,439	351
Loss (gain) from sale and increase in value of marketable securities classified as trading			35
Amortization of premium and accrued interest on debt instruments at fair value through other comprehensive income	96	(70)	82
Change in value of dividend preference derivative in TSG	(255)	(48)	(93)
Working capital adjustments:
Decrease (increase) in inventories	4,642	(10,966)	(938)
Decrease (increase) in trade receivables	(150,818)	23,312	16,265
Decrease (increase) in other current and long-term accounts receivable	20,506	8,735	12,692
Increase (decrease) in trade payables	40,076	10,954	(18,010)
Increase in other accounts payable and employees and payroll accrual	7,255	34,859	5,937
Increase in deferred revenues	9,283	4,282	5,658
Net cash provided by operating activities	208,480	286,943	196,081
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix C)	(77,155)	(141,364)	(52,457)
Cash paid in conjunction with deferred payments and contingent liabilities related to business combinations	(8,630)	(9,111)	(8,321)
Payments to former shareholders of consolidated company	(161)	(6,656)	(996)
Purchase of intangible assets	(872)	(2,852)	(4,399)
Purchase of other investment	(500)		(178)
Purchase of property and equipment	(17,352)	(16,651)	(22,379)
Proceeds from maturity and sale net of investment in debt instruments at fair value through other comprehensive income or loss, net		5,429	3,356
Proceeds from sale of property and equipment	2,283	693	1,660
Collection (grant) of short-term loans	303	(283)	37
Restricted deposit on account of acquisition		22,890	(22,890)
Dividend from companies accounted for at equity	83	3,000
Change in short-term and long-term deposits, net	4,641	(22,822)	8,160
Capitalization of software development and other costs	(12,832)	(9,305)	(9,808)
Net cash used in investing activities	(110,192)	(177,032)	(108,215)
Cash flows from financing activities:
Exercise of employees’ stock options in subsidiaries	2,079	5,306	953
Proceeds from issuance of ordinary shares in subsidiaries		108,737
Dividend paid to non-controlling interests	(62,993)	(40,519)	(37,656)
Dividend to Formula’s shareholders	(22,081)	(14,939)	(12,966)
Short-term bank credit, net	36,261	(29,630)	49,142
Repayment of long-term loans from banks and others	(84,241)	(79,348)	(75,548)
Receipt of long-term loans from banks and others	62,707	91,024	73,819
Proceeds from issuance of debentures, net	50,295	60,346	81,676
Repayment of long-term liabilities to office of the chief scientist	(825)	(457)	(617)
Repayment of debentures	(46,981)	(29,844)	(30,811)
Purchase of non-controlling interests	(1,700)	(6,330)	(947)
Repayment of lease liabilities	(44,086)	(33,583)	(34,500)
Cash paid due to exercise of put option by non-controlling interests	(2,565)	(21,030)	(6,532)
Net cash provided (used) by financing activities	(114,130)	9,733	6,013
Effect of exchange rate changes on cash and cash equivalents	(416)	13,340	6,295
Increase (decrease) in cash and cash equivalents	(16,258)	132,984	100,174
Cash and cash equivalents at beginning of year	501,650	368,666	268,492
Cash and cash equivalents at end of year	485,392	501,650	368,666
Cash paid (received) in respect of:
Interest paid	15,344	16,571	15,733
Interest received	459	511	1,380
Taxes paid (received), net	38,393	44,659	39,063
B. Non-cash activities:
Dividend payable to Formula’s shareholders			7,081
Purchase of property and equipment	1,627		315
Deferred and contingent payments related to business combinations	7,663	5,114	19,871
Dividend payable to non-controlling interests	331	216	1,668
Right-of-use asset recognized with corresponding lease liability	39,116	20,495	25,074
Issuance of Formula’s ordinary shares as a result of conversion of debentures			22,471
Assets and liabilities of subsidiaries consolidated as of acquisition date:
Working capital (other than cash and cash equivalents)	1,623	(604)	1,656
Property and equipment	(1,507)	(13,152)	(2,929)
Goodwill and intangible assets	(108,048)	(197,258)	(98,194)
Right-of-use assets	(2,401)	(2,324)	(1,001)
Other long-term assets	(187)	(8,773)	(50)
Liabilities to banks and others	6,431	10,598	5,551
Long-term liabilities	1,306	13,739	2,180
Lease liabilities	2,769	2,324	1,109
Deferred tax liability, net	9,662	18,626	7,407
Liability to formerly shareholders	1,518	7,596	1,060
Deferred payments and contingent consideration	7,663	4,536	19,965
Non-controlling interests at acquisition date	4,016	23,328	5,906
Total	$ (77,155)	$ (141,364)	$ (57,340)